Accounts payable	9 Months Ended
Sep. 30, 2024
Items for presentation of regulatory deferral accounts [abstract]
Accounts payable

9.	Accounts payable

The Company had the following accounts payable and accrued expenses at the end of each reporting period:

	September 30,	December 31,
	2024	2023
	$	$
Trade accounts payable	2,396	281
Accrued research and development costs	1,046	-
Accrued employee benefits	432	130
Payroll tax and other statutory liabilities	60	-
Other accrued liabilities	883	601
	4,817	1,012

COSCIENS Biopharma Inc. (formerly Aeterna Zentaris Inc.)

Notes to the Condensed Interim Consolidated Financial Statements

As of September 30, 2024, and for the three and nine months ended September 30, 2024, and 2023

(In thousands of US dollars, except share and per share data and as otherwise noted)

(Unaudited)